Retirement and Postretirement Benefits (Details 6) - USD ($) $ in Millions		Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 1,229.3	$ 0.0
Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		468.9
Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		760.4
Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		51.8
Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.5
Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		51.3
Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | US Treasury and Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		298.9
Pension Plan [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		283.7
Pension Plan [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		15.2
Pension Plan [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		133.8
Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		133.8
Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		80.4
Pension Plan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		80.4
Pension Plan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Equity Securities - International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		70.1
Pension Plan [Member] | Equity Securities - International Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		70.1
Pension Plan [Member] | Equity Securities - International Companies [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Equity Securities - International Companies [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - Domestic Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		52.6
Pension Plan [Member] | Common Collective Funds - Domestic Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - Domestic Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		52.6
Pension Plan [Member] | Common Collective Funds - Domestic Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		93.3
Pension Plan [Member] | Common Collective Funds - International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		93.3
Pension Plan [Member] | Common Collective Funds - International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		240.3
Pension Plan [Member] | Common Collective Funds - Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		240.3
Pension Plan [Member] | Common Collective Funds - Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		20.6
Pension Plan [Member] | Common Collective Funds - Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Common Collective Funds - Other [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		20.6
Pension Plan [Member] | Common Collective Funds - Other [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Mutual Funds - Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		34.2
Pension Plan [Member] | Mutual Funds - Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		34.2
Pension Plan [Member] | Mutual Funds - Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Mutual Funds - Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Mutual Funds - Other Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		40.0
Pension Plan [Member] | Mutual Funds - Other Mutual Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Mutual Funds - Other Mutual Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		40.0
Pension Plan [Member] | Mutual Funds - Other Mutual Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Real Estate Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		56.3
Pension Plan [Member] | Real Estate Partnerships [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Real Estate Partnerships [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		56.3
Pension Plan [Member] | Real Estate Partnerships [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Pension Plan [Member] | Risk Parity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	57.0
Pension Plan [Member] | Risk Parity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0.0
Pension Plan [Member] | Risk Parity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	57.0
Pension Plan [Member] | Risk Parity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0.0
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		142.6	$ 0.0
Other Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		142.6
Other Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2.2
Other Postretirement Benefit Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		2.2
Other Postretirement Benefit Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Domestic Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		21.9
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Domestic Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Domestic Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		21.9
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Domestic Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		11.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - International Equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - International Equities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		11.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - International Equities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		93.4
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Fixed Income [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Fixed Income [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		93.4
Other Postretirement Benefit Plan [Member] | Common Collective Funds - Fixed Income [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0.0
Other Postretirement Benefit Plan [Member] | Risk Parity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	14.1
Other Postretirement Benefit Plan [Member] | Risk Parity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	0.0
Other Postretirement Benefit Plan [Member] | Risk Parity [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	14.1
Other Postretirement Benefit Plan [Member] | Risk Parity [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	$ 0.0

[1]	Investments in multi-asset risk parity strategy funds with holdings in domestic and international debt and equity securities, commodities, real estate, and derivative investments.